Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	66 Months Ended		120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026		May 31, 2026
C000244000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)
Average Annual Return, Percent	35.56%	11.16%			11.42%
C000244002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)
Average Annual Return, Percent	35.76%	11.34%	15.09%	[1]
C000244001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)
Average Annual Return, Percent	35.54%	11.19%	14.95%	[2]
C000243218 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Queens Road Value Fund (QRVLX)
Average Annual Return, Percent	16.31%	9.75%			11.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	29.45%	12.92%	14.99%	[1],[2]	15.12%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	29.78%	14.15%			15.65%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	44.36%	7.27%	12.95%	[1],[2]	10.50%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Average Annual Return, Percent	22.70%	11.03%			12.01%

[1]	Institutional Class commenced operations on December 1, 2020.
[2]	Advisor Class commenced operations on December 1, 2020.